Note H - Goodwill and Other Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Amortization Expense, Year Two	$ 1.5
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1.5
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1.5
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1.5
Amortization of Intangible Assets	1.5	$ 1.4	$ 1.2
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1.5